THE LEGACY FUNDS, INC.
                                   61 Broadway
                             New York, NY 10006-2802
                                 (212) 269-7862





                                        March 14, 2001




VIA EDGAR
---------

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

            Re: The Legacy Funds, Inc. Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A (1933 Act FILE NO. 333-83871; 1940 ACT FILE NO. 811-09495)
                  -----------------------------------------------------

Ladies and Gentlemen:

            On behalf of The Legacy Funds, Inc. (the "Registrant"), this letter certifies, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that (i) the form of prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of Rule 497 would not have differed from that contained in the above-captioned amendment to the registration statement of the Registrant filed on February 28, 2001 (the "Amendment"), and (ii) the text of the Amendment has been filed electronically.

                                        Very truly yours,


                                        THE LEGACY FUNDS, INC.



                                        By: /s/ Robert E. Belknap
                                            ------------------------------
                                            Robert E. Belknap
                                            President